STOCK BENEFIT PLANS (Schedule of ESOP Shares) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Allocated shares	138,506	148,537
Unallocated shares	152,365	160,910
Total ESOP shares	290,871	309,447
Fair value of unallocated ESOP shares	$ 2,491,168	$ 2,124,012